united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 04/30

Date of reporting period: 1/31/15

Item 1. Schedule of Investments.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2015

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 35.29%
	EQUITY FUNDS - 35.29%
204,263	iShares Core S&P Mid-Cap ETF	$ 29,244,334
175,440	iShares Core S&P Small-Cap ETF *	19,293,137
211,032	iShares S&P 500 Growth ETF	23,160,762
148,598	ProShares Large Cap Core Plus *	14,500,193
85,133	Vanguard S&P 500 ETF	15,578,487
	TOTAL EXCHANGE TRADED FUNDS (Cost - $102,894,696)	101,776,913

	MUTUAL FUNDS - 67.91%
	EQUITY FUNDS - 67.91%
937,451	American Beacon Bridgeway Large Cap Value Fund	21,730,124
96,272	Genworth Legg Mason ClearBridge Aggressive Growth Fund	20,763,934
1,064,587	Glenmede Large Cap Core Portfolio	22,814,102
1,757,434	JPMorgan Disciplined Equity Fund	40,561,570
956,235	MainStay US Equity Opportunities Fund	7,869,817
193,552	Oakmark Fund	12,278,933
320,402	Oakmark Select Fund	12,486,051
1,130,374	Professionally Managed Portfolios - Hodges Small Cap Fund	21,612,749
485,763	T Rowe Price Value Fund	16,190,488
620,448	Wells Fargo Advantage Special Mid CapValue Fund	19,525,492
	TOTAL MUTUAL FUNDS (Cost - $200,947,074)	195,833,260

	SHORT-TERM INVESTMENTS - 9.16%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.40%
1,150,460	Dreyfus Government Cash Management, 0.01%**	1,150,460

	MONEY MARKET FUND - 8.76%
25,264,187	Milestone Treasury Obligations Portfolio, 0.01%**	25,264,187

	TOTAL SHORT-TERM INVESTMENTS (Cost - $26,414,647)	26,414,647

	TOTAL INVESTMENTS - 112.36% (Cost - $330,256,417) (a)	$ 324,024,820
	OTHER ASSETS AND LIABILITIES - NET - (12.36)%	(35,662,490)
	TOTAL NET ASSETS - 100.00%	$ 288,362,330

ETF - Exchange Traded Fund
* All or a portion of the security is on loan. Total loaned securities had a value of $1,105,433 at January 31, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,885,542
	Unrealized depreciation	(8,117,139)
	Net unrealized depreciation	$ (6,231,597)

** Money market fund; interest rate reflects seven day effective yield on January 31, 2015.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2015

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 99.25%
	BLUE CHIP - 17.22%
287,772	ProShares Large Cap Core Plus +	$ 28,080,792

	FINANCIAL SERVICES - 8.30%
588,206	Financial Select Sector SPDR Fund	13,534,620

	EQUITY FUNDS - 24.15%
136,798	First Trust Consumer Staples AlphaDEX Fund	5,809,811
75,941	iShares Transportation Average ETF *	11,787,562
47,797	iShares U.S. Consumer Services ETF	6,449,249
114,443	Market Vectors Retail ETF	8,245,618
207,214	PowerShares Aerospace & Defense Portfolio	7,095,008
		39,387,248
	HEALTH & BIOTECHNOLOGY - 17.51%
28,639	iShares Nasdaq Biotechnology ETF *	9,211,734
183,896	Powershares Dynamic Pharmaceuticals Portfolio *	12,900,304
50,519	Vanguard Health Care ETF	6,451,782
		28,563,820
	LARGE CAP GROWTH - 4.99%
103,593	Guggenheim S&P 500 Pure Growth ETF *	8,133,086

	LARGE CAP GROWTH & INCOME - 10.50%
186,320	iShares MSCI USA Minimum Volatility ETF	7,504,970
52,626	Vanguard S&P 500 ETF *	9,630,032
		17,135,002
	TECHNOLOGY - 16.58%
162,767	iShares US Technology ETF	16,335,296
105,880	Powershares QQQ Trust Series 1 *	10,704,468
		27,039,764

	TOTAL EXCHANGE TRADED FUNDS (Cost - $158,288,272)	161,874,332

	SHORT-TERM INVESTMENTS - 8.10%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 7.20%
11,750,460	Dreyfus Government Cash Management, 0.01%**	11,750,460

	MONEY MARKET FUND - 0.90%
1,463,811	Milestone Treasury Obligations Portfolio, 0.01%**	1,463,811

	TOTAL SHORT-TERM INVESTMENTS (Cost - $13,214,271)	13,214,271

	TOTAL INVESTMENTS - 107.35% (Cost - $171,502,543) (a)	$ 175,088,603
	OTHER ASSETS AND LIABILITIES - NET - (7.35)%	(11,989,411)
	TOTAL NET ASSETS - 100.00%	$ 163,099,192

+ Affiliated Company - Pacific Financial Explorer Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.
ETF - Exchange Traded Fund
* All or a portion of the security is on loan. Total loaned securities had a value of $11,399,938 at January 31, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $171,545,944 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 5,511,924
	Unrealized depreciation	(1,969,265)
	Net unrealized appreciation	$ 3,542,659

** Money market fund; interest rate reflects seven day effective yield on January 31, 2015.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2015

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 26.73%
	EQUITY FUNDS - 26.73%
105,604	iShares MSCI All Country World Minimum Volatility ETF	$ 7,365,879
55,311	iShares MSCI Kokusai ETF	2,934,802
	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,018,022)	10,300,681

	MUTUAL FUNDS - 72.74%
	EQUITY FUNDS - 72.74%
324,851	Deutsche Global Infrastructure Fund	4,850,030
643,593	Dodge & Cox Global Stock Fund	7,401,317
134,195	FMI International Fund	3,833,963
176,299	Oberweis International Opportunities Fund *	3,287,977
344,782	Thornburg Global Opportunities Fund	8,650,572
	TOTAL MUTUAL FUNDS (Cost - $28,266,263)	28,023,859

	SHORT-TERM INVESTMENTS - 0.67%
	MONEY MARKET FUND - 0.67%
257,388	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $257,388)	257,388

	TOTAL INVESTMENTS - 100.14% (Cost - $38,541,673) (a)	$ 38,581,928
	OTHER ASSETS AND LIABILITIES - NET - (0.14)%	(54,362)
	TOTAL NET ASSETS - 100.00%	$ 38,527,566

* Non-Income producing security.
ETF - Exchange Traded Fund
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $38,541,876 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 629,629
	Unrealized depreciation	(589,577)
	Net unrealized appreciation	$ 40,052

** Money market fund; interest rate reflects seven day effective yield on January 31, 2015.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2015

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 41.17%
	DEBT FUNDS - 41.17%
142,512	iShares Core U.S. Aggregate Bond ETF	$ 16,015,498
36,749	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,552,834
209,160	iShares Intermediate Government/Credit Bond ETF	23,568,149
165,932	PIMCO Total Return Active Exchange-Traded Fund *	18,355,398
	TOTAL EXCHANGE TRADED FUNDS (Cost - $61,724,680)	62,491,879

	MUTUAL FUNDS - 58.18%
	DEBT FUNDS - 58.18%
736,858	Angel Oak Multi-Strategy Income Fund +	8,849,662
1,602,247	BlackRock Total Return Fund	19,419,237
1,121,383	DoubleLine Core Fixed Income Fund +	12,492,212
443,397	Guggenheim- Total Return Bond Fund	12,078,137
641,867	Metropolitan West Total Return Bond Fund	7,118,308
820,159	Nuveen High Yield Municipal Bond Fund	14,360,980
1,342,507	TCW Total Return Bond Fund	14,002,344
	TOTAL MUTUAL FUNDS (Cost - $ 87,178,287)	88,320,880

	SHORT-TERM INVESTMENTS - 2.38%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.01%
11,250	Dreyfus Government Cash Management, 0.01%**	11,250

	MONEY MARKET FUND - 2.37%
3,594,553	Milestone Treasury Obligations Portfolio, 0.01%**	3,594,553

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,605,803)	3,605,803

	TOTAL INVESTMENTS - 101.73% (Cost - $152,508,770) (a)	$ 154,418,562
	OTHER ASSETS AND LIABILITIES - NET - (1.73)%	(2,618,813)
	TOTAL NET ASSETS - 100.0%	$ 151,799,749

ETF - Exchange Traded Fund
* All or a portion of the security is on loan. Total loaned securities had a value of $11,062 at January 31, 2015.
+ The value of this security has been determined in good faith under policies of the Board of Trustees.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $152,529,358 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,982,027
	Unrealized depreciation	(92,823)
	Net unrealized appreciation	$ 1,889,204
** Money market fund; interest rate reflects seven day effective yield on January 31, 2015.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2015

Shares	Description	Value
	MUTUAL FUNDS - 77.73%
	ASSET ALLOCATION FUND - 15.88%
168,864	Altegris Futures Evolution Strategy Fund	$ 1,965,572
326,383	Touchstone Flexible Income Fund	3,485,771
		5,451,343
	DEBT FUNDS - 61.85%
285,844	Angel Oak Multi-Strategy Income Fund +	3,432,985
251,209	Cohen & Steers Preferred Securities and Income Fund, Inc.	3,451,605
1,298,419	Homestead Short-Term Bond Fund	6,816,702
342,803	Metropolitan West Unconstrained Bond Fund	4,086,215
308,881	PIMCO Mortgage Opportunities Fund	3,440,940
		21,228,447

	TOTAL MUTUAL FUNDS (Cost - $26,588,372)	26,679,790

	SHORT-TERM INVESTMENTS - 22.26%
	MONEY MARKET FUND - 22.26%
7,641,185	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $7,641,185)	7,641,185

	TOTAL INVESTMENTS - 99.99% (Cost - $34,229,557) (a)	$ 34,320,975
	OTHER ASSETS AND LIABILITIES - NET - 0.01%	4,785
	TOTAL NET ASSETS - 100.0%	$ 34,325,760

+ The value of this security has been determined in good faith under policies of the Board of Trustees.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $34,243,109 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 169,170
	Unrealized depreciation	(91,304)
	Net unrealized appreciation	$ 77,866

** Money market fund; interest rate reflects seven day effective yield on January 31, 2015.

PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2015

Shares	Description	Value
	MUTUAL FUNDS - 99.75%
	DEBT FUNDS - 47.24%
32,654	Ave Maria Bond Fund	$ 366,049
50,213	GuideStone Medium-Duration Bond Fund	751,189
72,511	Praxis Intermediate Income Fund	774,419
		1,891,657
	EQUITY FUNDS - 52.51%
32,451	GuideStone Funds - Equity Index Fund	718,800
53,423	Praxis Growth Index Fund	906,047
12,946	Steward Large Cap Enhanced Index Fund	478,103
		2,102,950

	TOTAL MUTUAL FUNDS (Cost - $4,095,596)	3,994,607

	SHORT-TERM INVESTMENTS - 0.19%
	MONEY MARKET FUND - 0.19%
7,563	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $7,563)	7,563

	TOTAL INVESTMENTS - 99.94% (Cost - $4,103,159) (a)	$ 4,002,170
	OTHER ASSETS AND LIABILITIES - NET - 0.06%	2,356
	TOTAL NET ASSETS - 100.0%	$ 4,004,526

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 27,747
	Unrealized depreciation	(128,736)
	Net unrealized depreciation	$ (100,989)

** Money market fund; interest rate reflects seven day effective yield on January 31, 2015.

Pacific Financial Funds
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2015 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilies and disclosure of contingent assets and liabilies at the date of the financial statements and the reported amounts of income and expenses for the period.  Acutal results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2015 for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 101,776,913	$ -	$ -	$ 101,776,913
Mutual Funds	195,833,260	-	-	195,833,260
Short-Term Investments	26,414,647	-	-	26,414,647
Total	$ 324,024,820	$ -	$ -	$ 324,024,820

Pacific Financial Explorer Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 161,874,332	$ -	$ -	$ 161,874,332
Short-Term Investments	13,214,271	-	-	13,214,271
Total	$ 175,088,603	$ -	$ -	$ 175,088,603

Pacific Financial International Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 10,300,681	$ -	$ -	$ 10,300,681
Mutual Funds	28,023,859	-	-	28,023,859
Short-Term Investments	257,388	-	-	257,388
Total	$ 38,581,928	$ -	$ -	$ 38,581,928

Pacific Financial Strategic Conservative Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 62,491,879	$ -	$ -	$ 62,491,879
Mutual Funds	66,979,006	21,341,874	-	88,320,880
Short-Term Investments	3,605,803	-	-	3,605,803
Total	$ 133,076,688	$ 21,341,874	$ -	$ 154,418,562

Pacific Financial Tactical Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 23,246,805	$ 3,432,985	$ -	$ 26,679,790
Short-Term Investments	7,641,185	-	-	$ 7,641,185
Total	$ 30,887,990	$ 3,432,985	$ -	$ 34,320,975

Pacific Financial Faith & Values Based Moderate Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 3,994,607	$ -	$ -	$ 3,994,607
Short-Term Investments	7,563	-	-	$ 7,563
Total	$ 4,002,170	$ -	$ -	$ 4,002,170

* Refer to the Portfolio of Investments for Industry Classification.

The Funds did not hold any Level 3 securities during the period.

There were no transfers between levels for the Core Equity Fund, Explorer Fund, International Fund or Faith & Values Fund. Transfers that were made into Level 2 represent securities being fair valued using observable inputs. A quoted price was not available at the time of valuation; therefore a fair valued price using observable inputs was used.

Pacific Financial Strategic Conservative Fund
	Mutual Funds	Total
Transfers into Level 2 from Level 1	$ 21,341,874	$ 21,341,874
Net Transfer In/Out of Level 2	$ 21,341,874	$ 21,341,874

Pacific Financial Tactical Fund
	Mutual Funds	Total
Transfers into Level 2 from Level 1	$ 3,432,985	$ 3,432,985
Net Transfer In/Out of Level 2	$ 3,432,985	$ 3,432,985

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Securities Lending - The Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, and Pacific Financial Strategic Conservative Fund have entered into a securities lending arrangement with the Bank of New York Mellon (the “Borrower”).  Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower.  In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral is invested in short-term instruments as noted in the Fund’s Schedule of Investments.  Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them. The agreement provides that the Funds receive a guaranteed amount in securities lending revenue annually.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 03/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 03/27/2015

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 03/27/2015